Employee benefit plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee benefit plans

Note 27.      Employee benefit plans

Defined benefit post-retirement plan

The Group maintains three pension plans: one maintained by WISeKey SA and one by WISeKey International Holding Ltd, both covering its employees in Switzerland, as well as one maintained by WISeKey Semiconductors SAS covering WISeKey’s French employees.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by WISeKey Semiconductors SAS, and their obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded.

The pension liability calculated as at December 31, 2022 is based on annual personnel costs and assumptions as of December 31, 2022.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2022	2021	2020
Wages and Salaries	12,401	12,208	12,145
Social security contributions	3,123	3,320	3,230
Net service costs	422	671	646
Other components of defined benefit plans, net	14	(78)	248
Total	15,960	16,121	16,268

	As at December 31,
Assumptions	2022	2022	2021	2021	2020	2020
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.65%	2.25%	0.75%	0.33%	0.30%	0.15%
Expected rate of return on plan assets	n/a	3.00%	n/a	1.50%	n/a	1.50%
Salary increases	3%	1.50%	3%	1.50%	3%	1.50%

For WISeKey SA and WISeKey International Holding Ltd’s funded plans, the expected long-term rate of return on assets is based on the pension fund’s asset allocation.

As at December 31, 2022 the Group’s accumulated benefit obligation amounted to USD 11,665,000.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2022	2021	2020

Fair value of plan assets	(12,169)	(12,332)	(10,686)
Projected benefit obligation	16,938	19,100	17,566
Surplus/deficit	4,769	6,768	6,880

Opening balance sheet asset/provision (funded status)	4,769	6,768	6,880

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	16,938	19,100	17,566
Net Service cost	213	263	436
Interest expense	52	29	50
Plan participant contributions	98	153	141
Net benefits paid to participants	(2,225)	(278)	(8)
Prior service costs	0	(123)	(698)
Actuarial losses/(gains)	(2,892)	(1,407)	(74)
Curtailment & Settlement	0	(194)	0
Reclassifications	0	0	(2)
Currency translation adjustment	(317)	(605)	1,689
Projected benefit obligation at end of year	11,867	16,938	19,100

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(12,169)	(12,332)	(10,686)
Employer contributions paid over the year	(190)	(263)	(244)
Plan participant contributions	(98)	(153)	(141)
Net benefits paid to participants	2,201	162	(22)
Interest income	(157)	(177)	(167)
Return in plan assets, excl. amounts included in net interest	82	224	(29)
Currency translation adjustment	223	370	(1,043)
Fair value of plan assets at end of year	(10,108)	(12,169)	(12,332)

Reconcilation to balance sheet end of year
Fair value of plan assets	(10,108)	(12,169)	(12,332)
Defined benefit obligation - funded plans	11,867	16,938	19,100
Surplus/deficit	1,759	4,769	6,768

Closing balance sheet asset/provision (funded status)	1,759	4,769	6,768

Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	152	270	286
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(28)	(12)	61

Net loss (gain)	(338)	2,651	4,237
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(503)	(537)	(440)
Deficit	(841)	2,114	3,797

Movement in Funded Status
USD'000
Fiscal year	2022	2021	2020

Opening balance sheet liability (funded status)	4,769	6,768	6,880

Net Service cost	213	263	436
Interest cost/(credit)	52	29	50
Expected return on Assets	(157)	(177)	(167)
Amortization on Net (gain)/loss	152	270	284
Amortization on Prior service cost/(credit)	(28)	(12)	61
Settlement / curtailment cost / (credit)	0	(194)	0
Currency translation adjustment	(5)	6	20
Total Net Periodic Benefit Cost/(credit)	227	185	684

Actuarial (gain)/loss on liabilities due to experience	109	(342)	(72)
Actuarial gain/loss on liab. from changes to fin. assump	(3,001)	(420)	0
Actuarial (gain)/loss on liab. from changes to demo. assump	0	(645)	0
Return in plan assets, excl. amounts included in net interest	82	224	(29)
Prior service cost/(credit)	0	(123)	(698)
Amortization on Net (gain)/loss	(152)	(270)	(284)
Amortization on Prior service cost/(credit)	28	12	(61)
Currency translation adjustment	0	(8)	(45)
Total gain/loss recognized via OCI	(2,934)	(1,572)	(1,189)

Employer contributions paid in the year + Cashflow required to pay benefit payments	(214)	(379)	(274)
Total cashflow	(214)	(379)	(274)

Currency translation adjustment	(89)	(233)	669
Reclassification	0	0	(2)
Closing balance sheet liability (funded status)	1,759	4,769	6,768

Reconciliation of Net Gain / Loss
Amount at beginning of year	2,651	4,237	4,258
Amortization during the year	(152)	(270)	(284)
Asset (gain) / loss	82	224	(29)
Liability (gain) / loss	(2,892)	(1,407)	(72)
Reclassifications	0	0	(2)
Currency translation adjustment	(27)	(133)	366
Amount at year-end	(338)	2,651	4,237

Reconciliation of prior service cost/(credit)
Amount at beginning of year	(537)	(440)	300
Amortization during the year	28	12	(61)
Prior service costs for the current period	0	(123)	(698)
Currency translation adjustment	6	14	19
Amount at year-end	(503)	(537)	(440)

All of the assets are held under the collective contract by the plan’s re-insurer company and are invested in a mix of Swiss and International bond and equity securities. In line with ASC 820’s three-tier fair value hierarchy, pension assets belong to the fair value level 2.

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	France	Switzerland
2023	26	369
2024	8	363
2025	29	2,070
2026	50	498
2027	49	561
2028 to 2032	331	2,737

The Group expects to make contributions of approximately USD 221,000 in 2023.

There are no plan assets expected to be returned to the employer during the 12-month period following December 31, 2022.